EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net income/(loss)	$ 55,547	$ 100,021
Weighted average number of ordinary shares (in shares)	53,682,140	53,136,864
Share options (in shares)	262,856	272,476
Weighted average number of ordinary shares (in shares)	53,944,996	53,409,340
Basic (in USD per share)	$ 1.03	$ 1.88
Diluted (in USD per share)	$ 1.03	$ 1.87